FINANCIAL RISK MANAGEMENT, Sensitivity Analysis Regarding Change in Interest Rates (Details) - Interest Rate Risk [Member] - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Soles at 50 Basis Points change [Member]
Sensitivity Analysis Changes in Interest Rates [Abstract]
Changes in basis points	0.50%	0.50%
Sensitivity of net profit	S/ 45,487	S/ 66,151
Sensitivity of net economic value	S/ 340,772	S/ 391,821
Soles at 75 Basis Points change [Member]
Sensitivity Analysis Changes in Interest Rates [Abstract]
Changes in basis points	0.75%	0.75%
Sensitivity of net profit	S/ 68,231	S/ 99,226
Sensitivity of net economic value	S/ 511,158	S/ 587,731
Soles at 100 Basis Points Change [Member]
Sensitivity Analysis Changes in Interest Rates [Abstract]
Changes in basis points	1.00%	1.00%
Sensitivity of net profit	S/ 90,975	S/ 132,302
Sensitivity of net economic value	S/ 681,544	S/ 783,642
Soles at 150 Basis Points Change [Member]
Sensitivity Analysis Changes in Interest Rates [Abstract]
Changes in basis points	1.50%	1.50%
Sensitivity of net profit	S/ 136,462	S/ 198,453
Sensitivity of net economic value	S/ 1,022,316	S/ 1,175,462
US Dollar at 50 Basis Points Change [Member]
Sensitivity Analysis Changes in Interest Rates [Abstract]
Changes in basis points	0.50%	0.50%
Sensitivity of net profit	S/ 115,376	S/ 87,560
Sensitivity of net economic value	S/ 413,488	S/ 345,185
US Dollar at 75 Basis Points Change [Member]
Sensitivity Analysis Changes in Interest Rates [Abstract]
Changes in basis points	0.75%	0.75%
Sensitivity of net profit	S/ 173,064	S/ 131,341
Sensitivity of net economic value	S/ 620,232	S/ 517,777
US Dollar at 100 Basis Points Change [Member]
Sensitivity Analysis Changes in Interest Rates [Abstract]
Changes in basis points	1.00%	1.00%
Sensitivity of net profit	S/ 230,752	S/ 175,121
Sensitivity of net economic value	S/ 826,976	S/ 690,369
US Dollar at 150 Basis Points Change [Member]
Sensitivity Analysis Changes in Interest Rates [Abstract]
Changes in basis points	1.50%	1.50%
Sensitivity of net profit	S/ 346,128	S/ 262,681
Sensitivity of net economic value	S/ 1,240,463	S/ 1,035,554